Share Based Compensation - Schedule of Share-based Compensation Expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Share-based Compensation Expenses [Line Items]
Share-based compensation expenses		¥ 1,531
Selling and marketing expenses [Member]
Schedule of Share-based Compensation Expenses [Line Items]
Share-based compensation expenses		8
General and administrative expenses [Member]
Schedule of Share-based Compensation Expenses [Line Items]
Share-based compensation expenses		1,508
Research and development expenses [Member]
Schedule of Share-based Compensation Expenses [Line Items]
Share-based compensation expenses		¥ 15